Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	EVERCOMMERCE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40575
Entity Tax Identification Number	81-4063248
Entity Address, Address Line One	3601 Walnut Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	720
Local Phone Number	647-4948
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	EVCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853145